Other Liabilities - Schedule of Other Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	¥ 605,697	¥ 627,659
Deferred income	38,213	30,015
Other	34,916	42,439
Total	678,826	700,112
Non-current	82,542	80,938
Current	¥ 596,283	¥ 619,174